AST AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 82.8%
Unaffiliated Funds**
American Funds - Bond Fund of America (The) (Class R6)	6,483,463	$87,591,582
American Funds Insurance Series - Asset Allocation Fund	5,277,095	109,816,348
American Funds Insurance Series - Growth Fund	931,568	65,889,809
American Funds Insurance Series - Growth-Income Fund	2,158,022	87,853,079
American New Perspective Fund (Class R6)	2,273,042	87,853,078

Total Long-Term Investments (cost $467,406,047)		439,003,896

	Shares	Value
Short-Term Investment — 2.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $11,828,977)(w)	11,828,977	$11,828,977

TOTAL INVESTMENTS—85.0% (cost $479,235,024)		450,832,873

Other assets in excess of liabilities — 15.0%		79,661,853

Net Assets — 100.0%		$530,494,726

**	Investments are affiliated with the Subadvisor.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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